RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Schedule of Reconciliation of Notes Receivable from Participants to Form 5500 (Details) - EBP 610255 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Notes receivable from participants per the financial statements	$ 41,531,662	$ 46,352,576
Loan balances considered deemed distributions	(189,874)	(224,607)
Notes receivable from participants per the Form 5500	$ 41,341,788	$ 46,127,969